Lease liability (Tables)	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Schedule of Lease Liabilities

	December 31, 2022	December 31, 2021
Property	$3,743	$3,117
Equipment	39	38
Vehicle	113	83
Lease Liability, Current	$3,895	$3,238

Property	$11,505	$13,647
Equipment	73	105
Vehicle	258	130
Lease Liability, Non-current	$11,836	$13,882

Lease Liability	$15,731	$17,120

Schedule of Maturity Analysis of Finance Lease Payments Receivable
The Corporation is committed to minimum lease payments as follows:

Maturity Analysis	December 31, 2022
Less than one year	$4,854
Between one and five years	12,794
More than five years	548
Total undiscounted lease liabilities	$18,196
During the year ended December 31, 2022, the Corporation made principal payments on its lease liabilities of $3,322,000 (2021 - $2,798,000).